COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 582,089	$ 2,040,592
2021	1,949,477	1,389,503
2022	1,329,255	770,549
2023	815,977	266,170
2024	569,213	45,479
Thereafter	344,754	112,639
Total lease payments	5,590,765	4,624,932
Less imputed interest	(864,156)	(693,352)
Present value of minimum lease payments	$ 4,726,609	$ 3,931,580